Deposits	12 Months Ended
Dec. 31, 2011
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
DEPOSITS

NOTE 7 – DEPOSITS

	2011	2010
Demand, noninterest-bearing	$70,810	$57,435
Demand, interest-bearing	154,410	133,987
Savings	55,781	49,804
Time, $100,000 and over	15,305	16,089
Time, other	44,358	51,819

	$340,664	$309,134

A summary of time deposits at year-end 2011 by maturity follows:

2012	$30,812
2013	11,230
2014	12,826
2015	4,705
2016	90

$59,663